Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,509,332	$ 5,842,637	$ 23,732,226
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,637,171		9,919,592
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	9,163,667		8,938,413
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,543,665		4,874,221
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	19		1
Carrying amount, Liabilities	116		298
Derivative notional amount	$ 42,079		$ 49,301
Weighted average fixed interest rate	0.90%		1.30%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 47		$ 101
Carrying amount, Liabilities	15
Derivative notional amount	$ 65,455		$ 66,326
Weighted average fixed interest rate	1.30%		1.60%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 10,503		$ 14,410
Weighted average fixed interest rate	0.80%		1.50%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 8,939		$ 21,207
Weighted average fixed interest rate	1.50%		1.70%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 25,008		$ 28,182
Weighted average fixed interest rate	0.70%		1.00%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 44,870		$ 38,704
Weighted average fixed interest rate	1.20%		1.40%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,568		$ 6,709
Weighted average fixed interest rate	1.90%		2.00%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 11,646		$ 6,415
Weighted average fixed interest rate	1.50%		1.80%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 90,123		$ 27,734
Weighted average fixed interest rate	0.70%		1.00%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 85,999		$ 72,697
Weighted average fixed interest rate	1.20%		1.50%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 57,304		$ 15,309
Weighted average fixed interest rate	0.50%		0.60%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 16,659		$ 5,616
Weighted average fixed interest rate	0.80%		1.90%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 28,707		$ 10,663
Weighted average fixed interest rate	1.00%		1.40%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 55,556		$ 61,697
Weighted average fixed interest rate	1.20%		1.50%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,112		$ 1,762
Weighted average fixed interest rate	1.20%		1.80%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 13,784		$ 5,384
Weighted average fixed interest rate	1.50%		1.40%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 9		$ 1
Carrying amount, Liabilities			2
Derivative notional amount	$ 183		$ 860
Weighted average CAD-JPY exchange rate			0.01
Weighted average CAD-EUR exchange rate	1.52		1.52
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount			$ 700
Weighted average CAD-JPY exchange rate			0.01
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 183		$ 160
Weighted average CAD-EUR exchange rate	1.52		1.52
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	$ 27,157		$ 29,175
Derivative notional amount	$ 27,128		$ 28,702
Weighted average CAD-USD exchange rate	1.29		1.30
Weighted average CAD-EUR exchange rate	1.51		1.51
Weighted average CAD-GBP exchange rate	1.72		1.69
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 98		$ 19
Carrying amount, Liabilities	18		58
Derivative notional amount	$ 4,951		$ 7,869
Weighted average CAD-USD exchange rate	1.26		1.33
Weighted average CAD-EUR exchange rate	1.45		1.56
Weighted average CAD-GBP exchange rate	1.73		1.71
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 433		$ 7,722
Weighted average CAD-USD exchange rate	1.32		1.29
Weighted average CAD-GBP exchange rate			1.73
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,951		$ 7,869
Weighted average CAD-USD exchange rate	1.26		1.33
Weighted average CAD-EUR exchange rate	1.45		1.56
Weighted average CAD-GBP exchange rate	1.73		1.71
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 26,294		$ 18,706
Weighted average CAD-USD exchange rate	1.29		1.31
Weighted average CAD-EUR exchange rate	1.51		1.51
Weighted average CAD-GBP exchange rate	1.72		1.65
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 401		$ 2,274
Weighted average CAD-USD exchange rate	1.30		1.31
Weighted average CAD-EUR exchange rate	1.48		1.50